UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022
OPERATING ACTIVITIES
(Loss) profit for the period	$ 27,478,519	$ (6,976,949)	$ 22,964,240	$ 626,773
Adjustments to reconcile profit to net cash flows
Income tax			507,922	11,076,571
Financial results			25,606,323	18,185,537
Depreciation of property, plant and equipment			4,201,056	2,682,823
Amortization of intangible assets			7,958,605	2,171,429
Depreciation of leased assets			2,816,343	826,413
Transactional expenses			3,973,916	247,500
Share-based incentive and stock options			2,680,218	1,133,533
Share of profit or loss of joint ventures and associates	(378,145)	203,954	(1,260,433)	(715,133)
Loss of participation in joint ventures and associates			13,433
Provisions for contingencies			61,948	129,388
Allowance for impairment of trade debtors			510,243	1,420,200
Allowance for obsolescence			814,026	513,439
Initial recognition and changes in the fair value of biological assets			(972,371)	(4,183,387)
Changes in the net realizable value of agricultural products after harvest			2,848,810	2,030,505
Gain or loss on sale of equipment and intangible assets			(68,292)	(171,986)
Working capital adjustments
Trade receivables			(40,769,077)	(22,459,583)
Other receivables			(12,211,085)	(3,888,222)
Income and minimum presumed income taxes payable			(11,141,678)	5,650,557
Inventories and biological assets			(19,371,086)	(50,658,363)
Trade and other payables			(3,741,470)	57,850,170
Employee benefits and social security			320,004	2,194,341
Deferred revenue and advances from customers			24,123,896	(3,105,603)
Income taxes paid			(3,468,795)	(7,186,204)
Government grants				(784)
Interest collected			4,777,712	3,860,454
Inflation effects on working capital adjustments			(94,393)	(30,324,407)
Net cash flows generated (used) by operating activities			11,080,015	(12,094,039)
INVESTMENT ACTIVITIES
Proceeds from sale of property, plant and equipment			107,155	369,660
Net cash received from business combination			4,373,265
Net loans granted to shareholders and other related parties				(191,085)
Proceeds from financial assets			2,491,947	11,165,786
Investment in financial assets			(13,458,518)	(48,183)
Purchase of property, plant and equipment			(7,319,549)	(2,955,734)
Capitalized development expenditures			(8,479,784)	(2,810,616)
Purchase of intangible assets			(198,203)	(1,244,392)
Net cash flows (used) generated by investing activities			(22,483,687)	4,285,436
FINANCING ACTIVITIES
Proceeds from borrowings			180,832,115	109,080,196
Repayment of borrowings, financed payments and interest payments			(140,696,634)	(92,737,821)
Decrease in bank overdrafts and other short-term borrowings				(32,838)
Other financial proceeds or payments, net			(5,009,457)	(1,630,341)
Acquisition of non-controlling interest in subsidiaries				(724,429)
Purchase of own shares			(2,513,787)
Leased assets payments			(2,530,405)	(720,403)
Cash dividend distributed by subsidiary			(452,129)
Net cash flows generated by financing activities			29,629,703	13,234,364
Net increase in cash and cash equivalents			18,226,031	5,425,761
Inflation effects on cash and cash equivalents			(30,650)	(6,773,681)
Cash and cash equivalents as of beginning of the period			33,475,266	36,046,113	$ 36,046,113
Effect of exchange rate changes on cash and equivalents			6,066,491	4,343,094
Cash and cash equivalents as of the end of the period	$ 57,737,138	$ 39,041,287	$ 57,737,138	$ 39,041,287	$ 33,475,266